Investments in Associates - Summarized Balance Sheet and Statement of Earnings (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2019	Jul. 16, 2018	Feb. 14, 2018	Mar. 31, 2018	Jan. 15, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Carrying value						$ 4,863.0	$ 3,656.3
Net gains (losses) on investments						252.9	$ 1,467.5
Seaspan Corporation
Disclosure of associates [line items]
Carrying value			$ 28.0			611.1
Fair value of investments in associates						635.1
Net gains (losses) on investments						110.1
Number of securities called by warrants or rights		38.5
Consideration paid		$ 0.0	$ 250.0	$ 250.0
Warrants, outstanding			38.5	38.5
Warrants, exercise price		$ 8.05	$ 6.50	$ 6.50
Class A common shares | Seaspan Corporation
Disclosure of associates [line items]
Carrying value						276.8
Fair value of investments in associates						300.8
Net gains (losses) on investments						$ 0.0
Share price						$ 7.83
Tranche 1 debentures | Seaspan Corporation
Disclosure of associates [line items]
Carrying value						$ 242.9
Fair value of investments in associates						242.9
Net gains (losses) on investments						18.7
Commitment to purchase Tranche 2 warrants | Seaspan Corporation
Disclosure of associates [line items]
Carrying value						23.1
Fair value of investments in associates						23.1
Net gains (losses) on investments						$ 23.1
Warrants, outstanding						38.5
Warrants, intrinsic value						$ 51.1
Warrants, exercise price						$ 6.50
Commitment to purchase Tranche 2 debentures | Seaspan Corporation
Disclosure of associates [line items]
Carrying value						$ 21.0
Fair value of investments in associates						21.0
Net gains (losses) on investments						21.0
Right to receive $8.05 warrants | Seaspan Corporation
Disclosure of associates [line items]
Carrying value						0.0
Fair value of investments in associates						0.0
Net gains (losses) on investments						75.4
Warrants, exercise price		$ 8.05
$8.05 warrants | Seaspan Corporation
Disclosure of associates [line items]
Carrying value						47.3
Fair value of investments in associates						47.3
Net gains (losses) on investments						$ (28.1)
Subsequent event | Seaspan Corporation
Disclosure of associates [line items]
Consideration paid					$ 1,000.0
Subsequent event | Commitment to purchase Tranche 2 warrants | Seaspan Corporation
Disclosure of associates [line items]
Warrants, costs to acquire	$ 28.0